Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2020
Property, plant and equipment [abstract]
Schedule of property, plant and equipment

Changes in the Group’s property, plant and equipment for the years ended June 30, 2018 and 2017 were as follows:

	Owner occupied farmland (i)	Bearer plant (v)	Buildings and facilities	Machinery and equipment	Communication networks	Others (ii)	Total
Balance as of June 30, 2018	18,198	1,166	4,900	763	21,383	5,663	52,073
Costs	20,035	1,450	11,690	2,322	87,309	10,920	133,726
Accumulated depreciation	(1,837)	(284)	(6,790)	(1,559)	(65,926)	(5,257)	(81,653)
Net book amount at June 30, 2018	18,198	1,166	4,900	763	21,383	5,663	52,073

Currency translation adjustment	(545)	(55)	89	96	(550)	(364)	(1,329)
Additions	793	582	549	147	4,599	2,353	9,023
Transfers	652	-	950	19	-	-	1,621
Disposals	(436)	-	(1)	(3)	(43)	(24)	(507)
Depreciation charge (iii)	(229)	(294)	(510)	(140)	(3,792)	(1,810)	(6,775)
Balance as of June 30, 2019	18,433	1,399	5,977	882	21,597	5,818	54,106

Costs	20,498	1,978	13,278	2,581	91,315	12,884	142,534
Accumulated depreciation	(2,065)	(579)	(7,301)	(1,699)	(69,718)	(7,066)	(88,428)
Net book amount at June 30, 2019	18,433	1,399	5,977	882	21,597	5,818	54,106

Additions	761	312	507	82	3,417	1,775	6,854
Disposals	(120)	-	(64)	(6)	(3,197)	(111)	(3,498)
Desconsolidation	-	-	(423)	(594)	-	(44)	(1,061)
Incorporation by business combination	7,151	-	1,614	377	-	332	9,474
Currency translation adjustment	(887)	(238)	447	189	3,551	1,229	4,291
Transfers	(1,336)	(2)	(1,141)	(34)	377	(378)	(2,514)
Depreciation charge (i)	(271)	(343)	(477)	(107)	(4,631)	(1,867)	(7,696)
Balance as of June 30, 2020	23,731	1,128	6,440	789	21,114	6,754	59,956

Costs	30,627	1,885	13,554	4,743	100,931	13,563	165,303
Accumulated depreciation	(6,896)	(757)	(7,114)	(3,954)	(79,817)	(6,809)	(105,347)
Net book amount at June 30, 2020	23,731	1,128	6,440	789	21,114	6,754	59,956

(i) On January 9, 2017, the INRA released a report declaring that Las Londras farm (4565 ha.), with a book value of Ps. 540 as of June 30, 2020, is within the area of the “Guarayos Forestry Reserve” and establishes that the property of Agropecuaria Acres del Sud S.A. should be reduced to 50 hectares, while the remaining acreage would be reverted upon as a fiscal land once the process is concluded. It should be noted that the report is preliminary and is subject to appeal by the interested parties. The Company exercising its rights presented an administrative filing and within the associations of producers that the company is part of. Recently a census was ordered in the affected area, but no definitive resolution was issued to delimit the reservation. At the same time, a claim was made to our sellers to respond for eviction by virtue of the declarations and guarantees granted at the time of the sale of the property.

(ii) Includes furniture and fixtures and vehicles.

(iii) Amortization charge was recognized in the amount of Ps. 5,909 and Ps. 5,631 under “Costs”, in the amount of Ps. 784 and Ps. 409 under “General and administrative expenses” and Ps. 1,533 and Ps. 114 under “Selling expenses” as of June 30, 2019 and 2018, respectively in the Statements of Income (Note 27) and Ps. 738 and Ps. 583 were capitalized as part of biological assets’ cost. In addition, a charge of Ps. 912 and Ps. 2,200 was recognized under “Discontinued operations” as of June 30, 2020 and 2019, respectively.

(iv) See Note 4. Includes other non-significant business combinations.

(v) Corresponds to the plantation of sugarcane with a useful life of more than one year.